Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes (Textual)
Stock owned by residents of company	more than 50
Federal income tax	$ 5	$ 23